INVESTMENT IN JOINT VENTURE (Details)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in joint venture				$ 0	$ 1,500,000	$ 1,500,000	$ 2,000,000
Allocable share of losses recorded	$ 0		$ (287,000)	0	(874,000)	(874,000)	(2,239,000)
Equity Method Investment, Realized Gain (Loss) on Disposal						22,350,000	$ 0
Future Contingent Milestone And Royalty Assets	3,000,000			3,000,000		$ 3,000,000
RE Ventures I, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of interest of joint venture entity						50.00%	50.00%
Investment in joint venture			500,000	0	1,500,000	$ 1,500,000	$ 2,000,000
Additional financial support outside of capital contribution			0			0	0
Scientific and finance & accounting support			100,000	0	300,000	300,000	700,000
Allocable share of losses recorded	$ 0		300,000	$ 0	900,000	900,000	2,200,000
Investment in joint venture						$ 0	$ 0
Proceeds from Sale of Equity Method Investments		$ 20,000,000
Proceeds From Sale Of Equity Method Investments, Upfront Payment Received		7,500,000
Proceeds From Sale Of Equity Method Investments, Milestone Payment Received		12,500,000
Future Equity Method Investment, Milestone, Cash Payment		$ 5,000,000
Discount Rate Used To Estimated Future Contingent Milestone And Royalties		0.154
Equity Method Investment, Realized Gain (Loss) on Disposal		$ 22,400,000
Equity Method Investment, Net Consideration		23,000,000
Equity Method Investments		600,000	$ 600,000		$ 600,000
Future Contingent Milestone And Royalty Assets		$ 3,000,000